Fair value of assets and liabilities - Changes in level 3 financial assets (Details) - Level 3 [member] - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Disclosure of fair value measurement of assets [line items]
Opening balance	€ 4,101	€ 4,768
Realised gain/loss recognised in the statement of profit or loss during the period	10	(383)
Revaluation recognised in other comprehensive income during the period	(8)	(46)
Purchase of assets	1,393	1,887
Sale of assets	(472)	(1,743)
Maturity/settlement	(94)	(354)
Reclassifications	(29)	224
Transfers into Level 3	11	523
Transfers out of Level 3	(496)	(755)
Exchange rate differences	10	(27)
Changes in the composition of the group and other changes	1	6
Closing balance	4,429	4,101
Financial asset mandatorily at FVPL [member]
Disclosure of fair value measurement of assets [line items]
Opening balance	1,191	1,381
Realised gain/loss recognised in the statement of profit or loss during the period	12	(104)
Purchase of assets	834	1,180
Sale of assets	(265)	(973)
Maturity/settlement	(21)	(83)
Reclassifications	(16)	330
Transfers into Level 3		6
Transfers out of Level 3		(528)
Exchange rate differences	7	(24)
Changes in the composition of the group and other changes	1	5
Closing balance	1,743	1,191
Financial assets designated at FVPL [member]
Disclosure of fair value measurement of assets [line items]
Opening balance	796	1,244
Realised gain/loss recognised in the statement of profit or loss during the period	0	(198)
Purchase of assets	489	212
Sale of assets	(25)	(270)
Maturity/settlement	(12)	(57)
Transfers into Level 3		1
Transfers out of Level 3		(138)
Closing balance	1,248	796
Financial assets at FVOCI [member]
Disclosure of fair value measurement of assets [line items]
Opening balance	1,231	1,961
Realised gain/loss recognised in the statement of profit or loss during the period	(8)	(19)
Revaluation recognised in other comprehensive income during the period	(8)	(46)
Purchase of assets	54	39
Sale of assets	(147)	(419)
Maturity/settlement	(53)	(175)
Reclassifications	(13)	(105)
Transfers into Level 3	(3)	(1)
Exchange rate differences	3	(4)
Changes in the composition of the group and other changes	0	1
Closing balance	1,057	1,231
Trading assets [member]
Disclosure of fair value measurement of assets [line items]
Opening balance	882	174
Realised gain/loss recognised in the statement of profit or loss during the period	5	(61)
Purchase of assets	14	453
Sale of assets	(32)	(73)
Maturity/settlement	(8)	(39)
Transfers into Level 3	14	517
Transfers out of Level 3	(496)	(90)
Exchange rate differences	0	0
Closing balance	379	882
Non-trading derivatives [member]
Disclosure of fair value measurement of assets [line items]
Opening balance	1	8
Realised gain/loss recognised in the statement of profit or loss during the period	0	(1)
Purchase of assets	3	3
Sale of assets	(3)	(8)
Maturity/settlement		(1)
Transfers out of Level 3		0
Closing balance	€ 2	€ 1